Derivative Financial Instruments - Compound Embedded Derivative (Details) (USD $)	3 Months Ended	12 Months Ended				0 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Jun. 06, 2012	Dec. 31, 2011	Feb. 04, 2013 Compound Embedded Derivative [Member] Monte Carlo Simulation Technique [Member]		Dec. 31, 2013 Compound Embedded Derivative [Member] Monte Carlo Simulation Technique [Member]	Dec. 31, 2012 Compound Embedded Derivative [Member] Monte Carlo Simulation Technique [Member]		Feb. 04, 2013 Senior Secured Promissory Note [Member]	Dec. 31, 2012 Senior Secured Promissory Note [Member]	Dec. 31, 2012 Senior Secured Promissory Note [Member]	Feb. 03, 2012 Senior Secured Promissory Note [Member]
Derivative [Line Items]
Debt instrument, face amount (in dollars)														$ 550,000
Convertible notes payable				75,000
Debt conversion, converted instrument, amount (in dollars)											112,150	437,850	437,850
Conversion of notes payable into common stock (shares)		6,903,872	2,069,439								773,983	2,069,439	2,069,439
Debt instrument, convertible, conversion price (per share)											$ 0.145	$ 0.21	$ 0.21
Embedded derivative, conversion of notes into common stock													83,663
Compound embedded derivatives, change in fair value of derivatives	(644)	(644)	(67,704)
Notional amount						112,150			106,355
Conversion price (per share)						$ 0.145	[1]	$ 0.20	$ 0.198
Linked common shares (shares)		0	537,146		0	773,983	[2]		537,146	[2]
MCS value per linked common share (per share)						$ 0.016	[3]		$ 0.022	[3]
Compound embedded derivative		$ 0	$ 11,817		$ 0	$ 12,461			$ 11,817					$ 12,151

[1]	Monte Carlo inputs are not applicable on the expiration date of February 4, 2013 since only intrinsic value remains. There is no time value left, so the use of an option model is not necessary.
[2]	The Compound Embedded Derivative is linked to a variable number of common shares based upon a percentage of the Company's closing stock price as reflected in the over-the-counter market. The number of linked shares increased as the trading market price decreased and decreased as the trading market price increased.
[3]	The Note embodied a contingent conversion feature that was predicated upon a financing transaction that was planned for a date between the issuance date and March 2, 2012. If the financing occurred, the maturity date of the Note was August 2, 2012. If the financing did not occur, the maturity date of the Note was February 2, 2013. While, in hindsight, the financing did not occur, the calculation of value must consider that on the issuance date the contingency was present and resulted in multiple scenarios of outcome as it related to the conversion feature subject to bifurcation. The mechanism for building this contingency into the MCS value was to perform two separate calculations of value and weight them on a reasonable basis.